Note 9 - Stockholders' Equity	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9
. Stockholders' Equity

Common Stock

On
February 11, 2020,
the Company completed its IPO of
5,000,000
shares of common stock, par value
$0.01
per share, at a price of
$19.00
per share. In connection with the IPO, the Company sold an additional
350,000
shares of common stock, par value
$0.01
per share, at a price of
$19.00
per share pursuant to the partial exercise of the underwriters' option to purchase additional shares. Gross proceeds from the IPO and partial exercise was approximately
$101.7
million. Underwriting discounts and commissions of approximately
$6.9
million and offering expenses of approximately
$2.9
million were deducted from additional paid in capital.

As of
September 30, 2020,
the Company had
5,350,000
shares of common stock, par value
$0.01
per share, issued and
5,236,489
shares of common stock, par value
$0.01
per share, outstanding.

Preferred Stock

On
July 24, 2020,
the Company issued
2,000,000
shares of its
8.50%
Series A Cumulative Redeemable Preferred Stock (the “Series A Preferred Stock”) at a price to the public of
$24.00
per share, for gross proceeds of
$48.0
million before deducting underwriting discounts and commissions of approximately
$1.2
million and other offering expenses of approximately
$0.8
million. The Series A Preferred Stock has a
$25.00
per share liquidation preference.

In connection with the Series A Preferred Stock offering,
one
of the Sub OPs purchased
455,000
shares of the Series A Preferred Stock at the public offering price of
$24.00
per share. On
August 4, 2020,
prior to settlement of the purchase, the underwriter sold
100,000
shares of the Series A Preferred Stock at a price of
$23.50
per share to an unaffiliated
third
-party investor as part of the primary offering. The Company reimbursed the underwriter for the differential between the
$24.00
per share issue price and the
$23.50
per share price paid by the
third
-party investor.

Share Repurchase Program

On
March 9, 2020,
the Board authorized the Company to repurchase up to
$10.0
million of its common stock, par value
$0.01
per share, during a
two
-year period that is set to expire on
March 9, 2022 (
the “Share Repurchase Program”). On
September 28, 2020,
the Board authorized the expansion of the repurchase program to include the Company's preferred stock with the same period and repurchase limit. The Company may
utilize various methods to affect the repurchases, and the timing and extent of the repurchases will depend upon several factors, including market and business conditions, regulatory requirements and other corporate considerations, including whether the Company's common stock is trading at a significant discount to net asset value per share. Repurchases under this program may
be discontinued at any time. As of
September 30, 2020,
the Company had repurchased
113,511
shares of its common stock, par value
$0.01
per share, at a total cost of approximately
$1.7
million, or
$15.11
per share. The
113,511
shares of common stock are classified as treasury stock and reduce the number of shares of the Company's common stock outstanding and, accordingly, are considered in the weighted-average number of shares outstanding during the period.

Long Term Incentive Plan

On
January 31, 2020,
the Company's sole stockholder approved a long-term incentive plan (the
“2020
LTIP”) and the Company filed a registration statement on Form S-
8
registering
1,319,734
shares of common stock, par value
$0.01
per share, which the Company
may
issue pursuant to the
2020
LTIP. The
2020
LTIP authorizes the compensation committee of the Board to provide equity-based compensation in the form of stock options, appreciation rights, restricted shares, restricted stock units, performance shares, performance units and certain other awards denominated or payable in, or otherwise based on, the Company's common stock or factors that may
influence the value of the Company's common stock, plus cash incentive awards, for the purpose of providing the Company's directors, officers and other key employees (and those of the Manager and the Company's subsidiaries), the Company's non-employee directors, and potentially certain non-employees who perform employee-type functions, incentives and rewards for performance.

Restricted Stock Units
. Under the
2020
LTIP, restricted stock units
may
be granted to the Company's directors, officers and other key employees (and those of the Adviser and the Company's subsidiaries) and typically vest over a three
to
five
-year period for officers, employees and certain key employees of the Adviser and annually for directors. Beginning on the date of grant, restricted stock units earn dividends that are payable in cash on the vesting date. On
May 8, 2020,
pursuant to the
2020
LTIP, the Company granted
14,739
restricted stock units to its directors and on
June 24, 2020,
the Company granted
274,274
restricted stock units to its officers and other employees of the Adviser. The following table includes the number of restricted stock units granted, vested, forfeited and outstanding as of
September 30, 2020:

	2020
	Number of Units	Weighted Average Grant Date Fair Value
Outstanding January 1, 2020	—	$—
Granted	289,013	12.11
Vested	—	—
Forfeited	—	—
Outstanding September 30, 2020	289,013	$12.11

Dividends

The Board declared the
third
quarterly dividend of
2020
to common shareholders of
$0.40
per share on
July 27, 2020
,
which was paid on
September 30, 2020
.

The Board declared a dividend to preferred stockholders of
$0.53125
per share on
September 28, 2020
,
which was paid on
October 26, 2020
.